Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Cash flows from operating activities
Net income	$ 4,253	$ 4,015	$ 8,348	$ 7,862
Adjustments for non-cash items and others
Provision for credit losses	(342)	(96)	(237)	14
Depreciation	314	318	627	632
Deferred income taxes	418	454	645	786
Amortization and impairment of other intangibles	340	319	679	639
Net changes in investments in joint ventures and associates	(24)	(24)	(52)	(48)
Losses (Gains) on investment securities	(23)	(82)	(38)	(123)
Losses (Gains) on disposition of businesses	(89)	(26)	(89)	(26)
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	(900)	(645)	(743)	(106)
Net change in accrued interest receivable and payable	(68)	(138)	(79)	(359)
Current income taxes	(372)	394	(3,090)	673
Derivative assets	(63,885)	13,681	(60,663)	16,252
Derivative liabilities	63,439	(13,669)	60,102	(17,525)
Trading securities	5,759	22,295	(4,526)	10,343
Loans, net of securitizations	(34,093)	(605)	(56,957)	(11,980)
Assets purchased under reverse repurchase agreements and securities borrowed	(4,572)	3,002	(8,795)	4,984
Obligations related to assets sold under repurchase agreements and securities loaned	14,329	(17,858)	17,137	(17,182)
Obligations related to securities sold short	(2,080)	(752)	1,623	2,532
Deposits, net of securitizations	9,358	(21,296)	51,369	21,368
Brokers and dealers receivable and payable	(914)	440	1,099	(698)
Other	9,889	3,718	2,811	6,220
Net cash from (used in) operating activities	737	(6,555)	9,171	24,258
Cash flows from investing activities
Change in interest-bearing deposits with banks	(5,409)	(29,700)	10,809	(24,418)
Proceeds from sales and maturities of investment securities	24,394	33,637	47,495	63,310
Purchases of investment securities	(27,559)	(28,584)	(56,223)	(61,765)
Net acquisitions of premises and equipment and other intangibles	(553)	(496)	(1,143)	(925)
Proceeds from dispositions	95	78	95	78
Net cash from (used in) investing activities	(9,032)	(25,065)	1,033	(23,720)
Cash flows from financing activities
Issuance of subordinated debentures			1,000	1,000
Repayment of subordinated debentures				(1,500)
Issue of common shares, net of issuance costs	7	22	38	53
Common shares purchased for cancellation	(1,892)		(3,106)
Issue of preferred shares and other equity instruments, net of issuance costs			749	1,247
Redemption of preferred shares and other equity instruments	(155)		(155)
Sales of treasury shares and other equity instruments	1,343	1,192	3,015	2,141
Purchases of treasury shares and other equity instruments	(1,431)	(1,181)	(3,102)	(2,007)
Dividends paid on shares and distributions paid on other equity instruments	(1,756)	(1,597)	(3,364)	(3,210)
Dividends/distributions paid to non-controlling interests	(1)	(1)	(2)	(2)
Change in short-term borrowings of subsidiaries	1	(1)	1	(8)
Repayment of lease liabilities	(154)	(152)	(317)	(298)
Net cash from (used in) financing activities	(4,038)	(1,718)	(5,243)	(2,584)
Effect of exchange rate changes on cash and due from banks	(2,901)	(1,943)	(2,878)	(2,535)
Net change in cash and due from banks	(15,234)	(35,281)	2,083	(4,581)
Cash and due from banks at beginning of period	131,163	149,588	113,846	118,888
Cash and due from banks at end of period	115,929	114,307	115,929	114,307
Amount of interest paid	1,757	2,161	3,528	4,295
Amount of interest received	6,775	6,692	13,601	13,471
Amount of dividends received	678	696	1,545	1,351
Amount of income taxes paid	$ 1,657	$ 1,248	$ 5,336	$ 2,274